SCHEDULE OF BASIC AND DILUTED NET INCOME LOSS PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income from continuing operations attributable to SYLA Technologies Co., Ltd.’s shareholders	¥ 688,174	¥ 306,432	¥ 277,489
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.’s shareholders	(6,742)	88,523
Net income attributable to SYLA Technologies Co., Ltd.’s shareholders	¥ 681,432	¥ 394,955	¥ 277,489
Denominator:
Weighted average number of common shares outstanding used in calculating basic net income per share	255,028	239,353	231,031
Dilutive effect of stock options	49,021	44,001	40,378
Weighted average number of common shares outstanding used in calculating diluted net income per share	304,049	283,354	271,409
Net income from continuing operations per share
Net income per share - basic	¥ 2,698.42	¥ 1,280.25	¥ 1,201.09
Net income per share - diluted	2,263.36	1,081.45	1,022.40
Net income (loss) per share - basic	(26.44)	369.84
Net income (loss) per share - diluted	(22.17)	312.41
Net income per share - basic	2,671.99	1,650.09	1,201.09
Net income per share - diluted	¥ 2,241.19	¥ 1,393.86	¥ 1,022.40